INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Disclosure of major components of tax expense

	Years ended December 31
(In millions of dollars)	2022	2021

Total current tax expense	325	458

Deferred tax expense:
Origination of temporary differences	284	111

Total income tax expense	609	569

Disclosure of difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the income tax expense
Below is a summary of the difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the actual income tax expense for the year.

	Years ended December 31
(In millions of dollars, except tax rates)	2022	2021

Statutory income tax rate	26.5%	26.5%
Income before income tax expense	2,289	2,127

Computed income tax expense	607	564
Increase (decrease) in income tax expense resulting from:
Non-deductible stock-based compensation	10	1
Non-deductible portion of equity losses	9	12
Non-taxable portion of capital gains	(5)	—
Non-taxable income from security investments	(12)	(11)
Other	—	3

Total income tax expense	609	569
Effective income tax rate	26.6%	26.8%

Disclosure of temporary difference, unused tax losses and unused tax credits
Below is a summary of the movement of net deferred tax assets and liabilities during 2022 and 2021.

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Non-capital loss carryforwards	Contract and deferred commission cost assets	Other	Total

December 31, 2021	(1,608)	(1,578)	(135)	24	(124)	(18)	(3,439)
(Expense) recovery in net income	(122)	(175)	(1)	(19)	37	(4)	(284)
Recovery in other comprehensive income	—	—	47	—	—	24	71
Acquisitions	—	(1)	—	1	—	—	—

December 31, 2022	(1,730)	(1,754)	(89)	6	(87)	2	(3,652)

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Non-capital loss carryforwards	Contract and deferred commission cost assets	Other	Total

December 31, 2020	(1,484)	(1,450)	(130)	16	(183)	35	(3,196)
(Expense) recovery in net income	(122)	(116)	(2)	8	59	62	(111)
Expense in other comprehensive income	—	—	(3)	—	—	(115)	(118)
Acquisitions	(2)	(12)	—	—	—	—	(14)

December 31, 2021	(1,608)	(1,578)	(135)	24	(124)	(18)	(3,439)

Disclosure of unrecognized deferred tax assets
We have not recognized deferred tax assets for the following items:

	As at December 31
(In millions of dollars)	2022	2021

Realized and accrued capital losses in Canada that can be applied against future capital gains	73	75
Tax losses in foreign jurisdictions [1]	73	68
Deductible temporary differences in foreign jurisdictions	13	40

Total unrecognized temporary differences	159	183
[1] $43 million of the tax losses in foreign jurisdictions expires between 2023 and 2037, the remaining $30 million can be carried forward indefinitely.